Investment in Associate and Investments in Investees (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May 31, 2017	Mar. 12, 2014	Aug. 31, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Jun. 22, 2016	Jun. 15, 2014
Statement Line Items [Line Items]
Investment of related parties									$ 1,500
License incurred amount	$ 60
Commencing date of amendment	6 months
Additional amounts of fees and expenses	$ 15
Lara [Member] | Investment Agreement [Member]
Statement Line Items [Line Items]
Initial investment									$ 800
Percentage of shares issued and outstanding share capital						2700.00%			48.00%
Percentage of share capital fully diluted to employees and consultants		27.00%
Amount transferred to related party		$ 250
Financial derivative (option)									$ 90
Share losses						$ 51	$ 88
Other comprehensive income related to exchange difference						$ 3	$ 3
Financial derivatives written off fair value					$ 0
Lara [Member] | Settlement Agreement [Member]
Statement Line Items [Line Items]
Investment of related parties				$ 0
Percentage of share capital				27.00%
Granted option period				12 months
Purchase all of Company's holding shares				$ 500
Lara [Member] | License Assignment [Member]
Statement Line Items [Line Items]
Shares and assets of Subsidiary								$ 10,000
Lara [Member] | Transfer Agreement [Member]
Statement Line Items [Line Items]
Capital gain			$ 33